INCOME TAX EXPENSE - Reconciliation of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of average effective tax rate and applicable tax rate
Earnings before income tax	$ 3,194.7	$ 1,481.4
Statutory Rate	26.50%	26.50%
Expected income tax expense	$ 846.6	$ 392.6
Increase (decrease) resulting from:
Foreign exchange on deferred income taxes within income tax expense	(36.4)	86.4
Change in unrecognized deferred tax assets	(152.1)	46.8
Mining and State Taxes	72.3	36.6
Difference in foreign tax rates	35.4	15.4
Tax on repatriation of foreign earnings	14.7	6.0
True-up of prior provisions to tax filings	6.9	2.6
Tax impact on non-controlling interest	(18.8)	(9.7)
Percentage of depletion	(38.9)	(11.7)
Change in unrecognized deferred tax assets from impairment reversal	(1.0)	(17.8)
Net accounting expenses (income) not deductible (taxable) for tax	13.0	(21.8)
Change in income tax related uncertain tax positions	(30.0)	(35.5)
Other	13.0	(2.5)
Total tax expense	$ 724.7	$ 487.4